TRADE RECEIVABLES - Schedule of Maturities of Accounts Receivable (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Disclosure of accounts receivable [line items]
Assets:	$ 51,738,768	$ 53,731,440
Trade receivables | 0 to 30 days
Disclosure of accounts receivable [line items]
Assets:	17,474,236	15,308,157
Trade receivables | 31 to 60 days
Disclosure of accounts receivable [line items]
Assets:	1,481,764	978,918
Trade receivables | 61 to 90 days
Disclosure of accounts receivable [line items]
Assets:	1,003,378	607,392
Trade receivables | More than 90 days
Disclosure of accounts receivable [line items]
Assets:	5,432,525	4,932,930
To expire
Disclosure of accounts receivable [line items]
Assets:	$ 26,346,865	$ 31,904,043